Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000063038 | Kering S.A.8865933
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063038 | Alphabet Inc.8865791
Holdings [Line Items]
Percent of Total Investments	3.80%
C000063038 | Samsung Electronics Co. Ltd.8865902
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063038 | Alstom S.A.8865927
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063038 | Rolls-Royce Holdings PLC8865875
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063038 | Reckitt Benckiser Group PLC8865872
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063038 | Renesas Electronics Corp.8865896
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063038 | Merck & Co. Inc.8865844
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063038 | Citigroup Inc.8865817
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063038 | Infineon Technologies AG8865921
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063038 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063038 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063038 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063038 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063038 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063038 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063038 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063038 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063038 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000063038 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063038 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000063038 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000096979 | Kering S.A.8865933
Holdings [Line Items]
Percent of Total Investments	5.10%
C000096979 | Alphabet Inc.8865791
Holdings [Line Items]
Percent of Total Investments	3.80%
C000096979 | Samsung Electronics Co. Ltd.8865902
Holdings [Line Items]
Percent of Total Investments	3.70%
C000096979 | Alstom S.A.8865927
Holdings [Line Items]
Percent of Total Investments	3.20%
C000096979 | Rolls-Royce Holdings PLC8865875
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096979 | Reckitt Benckiser Group PLC8865872
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096979 | Renesas Electronics Corp.8865896
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096979 | Merck & Co. Inc.8865844
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096979 | Citigroup Inc.8865817
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096979 | Infineon Technologies AG8865921
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096979 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096979 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096979 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096979 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000096979 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096979 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000096979 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000096979 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000096979 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000096979 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000096979 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000096979 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.50%